Related Party Transactions (Details) - Schedule of Accounts Receivable, Net - Related Parties - USD ($)			6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2023	Mar. 31, 2023
Related Party Transactions (Details) - Schedule of Accounts Receivable, Net - Related Parties [Line Items]
Subtotal	$ 44	$ 327,807	$ 44	$ 327,807
Less: allowance for credit losses	(23,984)	(96,155)
Total accounts receivable, net–- related parties	44	327,807	44	327,807
Seihinkokusai [Member]
Related Party Transactions (Details) - Schedule of Accounts Receivable, Net - Related Parties [Line Items]
Subtotal	44	266,523	44	266,523
Palpito [Member]
Related Party Transactions (Details) - Schedule of Accounts Receivable, Net - Related Parties [Line Items]
Subtotal		35,106		35,106
Tokushin G.K.[Member]
Related Party Transactions (Details) - Schedule of Accounts Receivable, Net - Related Parties [Line Items]
Subtotal		2,118		2,118
Shintai Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of Accounts Receivable, Net - Related Parties [Line Items]
Subtotal		$ 24,060		$ 24,060